Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of previously issued annual audited and unaudited financial statements
	As of June 30, 2019 (A)
	Previously Reported	Adjustments	As Corrected
Consolidated Balance Sheet
Current assets	$482,667	$487,500	$970,167
Current liabilities	$2,955,272	$223,333	$3,178,605
Working capital (deficit)	$(2,472,605)	$264,167	$(2,208,438)
Total assets	$482,667	$487,500	$970,167
Total liabilities	$2,955,272	$223,333	$3,178,605
Total stockholders' deficit	$(2,472,605)	$264,167	$(2,208,438)

(A)	The balance sheet impact of the errors was corrected in the quarter ended September 30, 2019.

	As of September 30, 2019
	Previously Reported	Adjustments	As Corrected
Consolidated Balance Sheet
Current assets	$858,216	$387,917	$1,246,133
Current liabilities	$3,287,252	$1,151,666	$4,438,918
Working capital (deficit)	$(2,429,036)	$(763,749)	$(3,192,785)
Total assets	$858,216	$1,221,250	$2,079,466
Total liabilities	$3,287,252	$1,151,666	$4,438,918
Total stockholders' deficit	$(2,429,036)	$69,584	$(2,359,452)

	As of December 31, 2019
	Previously Reported	Adjustments	As Corrected
Consolidate Balance Sheet
Current assets	$577,944	$408,294	$986,238
Current liabilities	$4,514,446	$249,007	$4,763,453
Working capital (deficit)	$(3,936,502)	$159,287	$(3,777,215)
Total assets	$1,550,298	$102,607	$1,652,905
Total liabilities	$4,514,446	$249,007	$4,763,453
Total stockholders' deficit	$(2,964,148)	$(146,400)	$(3,110,548)

	For the Year Ended June 30, 2019 (A)
	Previously Reported	Adjustments	As Corrected
Consolidated Statements of Operations
Revenues	$352,172	$-	$352,172
Operating expenses	$2,263,722	$(264,167)	$1,999,555
Loss from operations	$(1,911,550)	$264,167	$(1,647,383)
Other income (expenses)	$2,686,793	$-	$2,686,793
Net income (loss)	$(4,598,343)	$264,167	$(4,334,176)
Basic & diluted EPS	$(0.09)	$-	$(0.09)

(A)	The income statement impact of the errors was corrected in the quarter ended September 30, 2019.

	For the Three Months Ended September 30, 2019
	Previously Reported	Adjustments	As Corrected
Consolidated Statements of Operations
Revenues	$206,497	$(160,000)	$46,497
Operating expenses	$570,858	$(229,584)	$341,274
Loss from operations	$(364,361)	$69,584	$(294,777)
Other income (expenses)	$218,803	$-	$218,803
Net income (loss)	$(583,164)	$69,584	$(513,580)
Basic & diluted EPS	$(0.01)	$-	$(0.01)

	For the Six Months Ended December 31, 2019
	Previously Reported	Adjustments	As Corrected
Consolidated Statements of Operations
Revenues	$379,488	$(271,706)	$107,782
Operating expenses	$1,326,290	$(125,306)	$1,200,984
Loss from operations	$(946,802)	$(146,400)	$(1,093,202)
Other income (expenses)	$557,320	$-	$557,320
Net income (loss)	$(1,504,122)	$(146,400)	$(1,650,522)
Basic & diluted EPS	$(0.02)	$-	$(0.02)

	For the Three Months Ended December 31, 2019
	Previously Reported	Adjustments	As Corrected
Consolidated Statements of Operations
Revenues	$172,991	$(111,706)	$61,285
Operating expenses	$755,432	$104,278	$859,710
Loss from operations	$(582,441)	$(215,984)	$(798,425)
Other income (expenses)	$338,517	$-	$338,517
Net income (loss)	$(920,958)	$(215,984)	$(1,136,942)
Basic & diluted EPS	$(0.02)	$-	$(0.02)